Meridian Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 95.1%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
Iridium Communications, Inc.	338,185	$8,846,920
Interactive Media & Services - 8.1%
Cargurus, Inc.[1]	1,575,114	36,353,631
IAC, Inc.[1]	262,720	14,013,485
Ziff Davis, Inc.[1]	634,677	40,010,038
ZipRecruiter, Inc. Class A1	1,047,145	12,031,696
		102,408,850
Total Communication Services		111,255,770
Consumer Discretionary - 8.2%
Automobile Components - 0.6%
Fox Factory Holding Corp.[1]	140,939	7,338,694
Distributors - 0.5%
Pool Corp.	16,755	6,760,642
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc.[1]	50,936	6,937,993
Hotels, Restaurants & Leisure - 3.3%
Churchill Downs, Inc.	253,986	31,430,767
Sportradar Group AG Class A (Switzerland)[1]	857,529	9,981,638
		41,412,405
Specialty Retail - 1.7%
Floor & Decor Holdings, Inc. Class A1,2	29,494	3,823,012
National Vision Holdings, Inc.[1]	406,635	9,011,032
Sally Beauty Holdings, Inc.[1]	726,996	9,029,290
		21,863,334
Textiles, Apparel & Luxury Goods - 1.5%
Skechers U.S.A., Inc. Class A1	310,657	19,030,848
Total Consumer Discretionary		103,343,916
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Holdings, Inc.[1]	116,350	8,801,877
Total Consumer Staples		8,801,877
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Viper Energy, Inc.	443,510	17,057,394
Total Energy		17,057,394
Financials - 7.1%
Capital Markets - 3.1%
LPL Financial Holdings, Inc.	84,158	22,234,544
WisdomTree, Inc.	1,827,437	16,794,146
		39,028,690
	Shares	Value
Financial Services - 4.0%
Euronet Worldwide, Inc.[1]	341,666	$37,559,343
Remitly Global, Inc.[1]	608,942	12,629,457
		50,188,800
Total Financials		89,217,490
Health Care - 25.9%
Biotechnology - 5.0%
Agios Pharmaceuticals, Inc.[1]	329,506	9,634,755
Halozyme Therapeutics, Inc.[1]	372,820	15,166,318
Legend Biotech Corp. ADR[1]	188,194	10,555,802
Madrigal Pharmaceuticals, Inc.[1]	6,760	1,805,190
Relay Therapeutics, Inc.[1]	597,955	4,963,027
SpringWorks Therapeutics, Inc.[1]	231,401	11,389,557
Veracyte, Inc.[1]	406,994	9,018,987
		62,533,636
Health Care Equipment & Supplies - 14.3%
Align Technology, Inc.[1]	24,616	8,072,079
Axogen, Inc.[1]	674,525	5,443,417
Cooper Cos., Inc. (The)	286,752	29,093,858
Masimo Corp.[1]	43,363	6,367,856
Merit Medical Systems, Inc.[1]	289,153	21,903,340
Nevro Corp. [1]	437,331	6,315,060
Omnicell, Inc.[1]	109,741	3,207,729
QuidelOrtho Corp.[1]	363,148	17,409,315
STERIS Plc[2]	170,923	38,426,909
Tandem Diabetes Care, Inc.[1]	414,615	14,681,517
Teleflex, Inc.	71,988	16,281,526
TransMedics Group, Inc.[1,2]	173,189	12,805,595
		180,008,201
Health Care Providers & Services - 1.3%
HealthEquity, Inc.[1]	195,476	15,956,706
Health Care Technology - 2.2%
Certara, Inc.[1]	619,305	11,073,173
Doximity, Inc. Class A1	641,590	17,265,187
		28,338,360
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	201,972	14,216,809
Sotera Health Co.[1,2]	877,358	10,537,069
Stevanato Group SpA (Italy)	178,288	5,723,045
		30,476,923
Pharmaceuticals - 0.7%
Arvinas, Inc.[1]	211,019	8,710,864

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,999,993[1,3,4]	207,016	$0
		8,710,864
Total Health Care		326,024,690
Industrials - 25.8%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	35,643	9,122,470
Commercial Services & Supplies - 8.1%
ACV Auctions, Inc. Class A1	1,879,791	35,283,677
Cimpress Plc (Ireland)[1]	201,284	17,815,647
RB Global, Inc. (Canada)	641,808	48,886,515
		101,985,839
Electrical Equipment - 5.1%
Generac Holdings, Inc.[1]	172,000	21,696,080
Sensata Technologies Holding Plc	1,167,068	42,878,078
		64,574,158
Ground Transportation - 0.5%
Heartland Express, Inc.	461,492	5,510,215
Machinery - 2.0%
Middleby Corp. (The)[1]	78,796	12,669,609
Toro Co. (The)[2]	141,202	12,938,339
		25,607,948
Marine Transportation - 4.9%
Kirby Corp.[1]	228,049	21,737,631
Matson, Inc.	357,615	40,195,926
		61,933,557
Professional Services - 2.9%
Alight, Inc. Class A1	3,715,412	36,596,808
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	52,906	10,451,580
Core & Main, Inc. Class A1	164,948	9,443,273
		19,894,853
Total Industrials		325,225,848
Information Technology - 15.3%
Electronic Equipment, Instruments & Components - 3.7%
Trimble, Inc.[1]	724,132	46,605,136
IT Services - 2.3%
Okta, Inc.[1]	272,005	28,457,163
Semiconductors & Semiconductor Equipment - 2.1%
GLOBALFOUNDRIES, Inc.[1,2]	381,456	19,877,672
ON Semiconductor Corp.[1]	88,084	6,478,578
		26,356,250
	Shares	Value
Software - 7.2%
8x8, Inc.[1]	1,729,451	$4,669,518
Blackbaud, Inc.[1]	94,083	6,975,314
Consensus Cloud Solutions, Inc.[1]	192,794	3,057,713
Dynatrace, Inc.[1]	315,092	14,632,872
Elastic, N.V.[1]	49,524	4,964,286
N-able, Inc.[1]	760,006	9,933,278
nCino, Inc.[1]	220,902	8,257,317
Smartsheet, Inc. Class A1	580,917	22,365,304
Tenable Holdings, Inc.[1]	334,885	16,553,366
		91,408,968
Total Information Technology		192,827,517
Materials - 2.0%
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	851,878	24,857,800
Total Materials		24,857,800
Total Common Stocks - 95.1% (Cost $927,856,694)		1,198,612,302
Preferred Stocks - 2.8%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	15,412,552
Total Communication Services		15,412,552
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,3,4]	31,619	1,391,868
Total Health Care		1,391,868
Information Technology - 0.9%
IT Services - 0.6%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,164,999
Software - 0.3%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,555,810
Total Information Technology		11,720,809

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$7,404,323
Total Real Estate		7,404,323
Total Preferred Stocks - 2.8% (Cost $35,934,814)		35,929,552
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	4,163,864
Total Private Investment Fund - 0.3% (Cost $4,037,882)		4,163,864
	Shares/ Principal Amount
Short-Term Investments - 2.8%
Money Market Funds - 1.8%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.21% (Cost $22,559,564)	22,559,564	22,559,564
Repurchase Agreements - 1.0%[6]
Bank of America Securities, Inc., dated 3/28/24, due 4/1/24, 5.33% total to be received $2,931,301 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.66%, 9/1/28 - 3/20/72, totaling $2,988,157)	$2,929,566	2,929,566
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 3/28/24, due 4/1/24, 5.34% total to be received $2,931,304 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.50%, 9/20/44 - 1/20/54, totaling $2,988,157)	$2,929,566	$2,929,566
Daiwa Capital Markets America, Inc., dated 3/28/24, due 4/1/24, 5.36% total to be received $539,655 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.38% - 7.00%, 5/31/24 - 4/1/54, totaling $550,121)	539,334	539,334
Nomura Securities International, Inc., dated 3/28/24, due 4/1/24, 5.32% total to be received $2,931,298 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 1/1/28 - 7/15/58, totaling $2,988,159)	2,929,566	2,929,566

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/28/24, due 4/1/24, 5.28% total to be received $2,931,285 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/4/24 - 2/1/54, totaling $2,988,157)	$2,929,566	$2,929,566
Total Repurchase Agreements (Cost $12,257,598)		12,257,598
Total Short-Term Investments - 2.8% (Cost $34,817,162)		34,817,162
Total Investments - 101.0% (Cost $1,002,646,552)		1,273,522,880
Liabilities in Excess of Other Assets - (1.0)%		(12,898,725)
Net Assets - 100.0%		$1,260,624,155
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2024. Total value of such securities at period-end amounts to $32,718,478 and represents 2.60% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $40,093,416 and represents 3.18% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/